Related party transactions - Key Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related party transactions
Fixed compensation	€ 782	€ 781	€ 778
Compensation from stock option plan	353	360	231
Total	€ 1,135	€ 1,141	€ 1,009